NOTES PAYABLE – CONVERTIBLE (Details Narrative) - USD ($)											1 Months Ended								3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 11, 2021	Dec. 02, 2020	Aug. 03, 2020	Aug. 03, 2020	Jun. 05, 2020	Jun. 02, 2020	Apr. 13, 2020	Mar. 05, 2020	Oct. 10, 2019	Jun. 13, 2018	Aug. 17, 2021	Jul. 21, 2020	Jun. 26, 2020	Jun. 26, 2020	May 29, 2020	May 27, 2020	Apr. 16, 2020	Oct. 22, 2015	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Feb. 16, 2021	Apr. 22, 2018
Transfer of Financial Assets Accounted for as Sales [Line Items]
Note payable - convertible																			$ 0		$ 0		$ 10,000	$ 453,991
Secured note payable per month																										$ 5,000
Common Share issued																							7,110,340
Accrued interest																							$ 0	11,244
Net proceeds from note																					$ 1,391,194	$ 266,727	$ 266,727	$ 234,760
Par value of share																			$ 0.001		$ 0.001		$ 0.001	$ 0.001
Proceeds from convertible debt																					$ 579,741	585,000	$ 1,620,000	$ 408,000
Exercise price of warrants																							$ 0.30
Amount of debt conversion																								531,100
Interest expense																							$ 5,041	7,675
Accrued interest																							760	86,520
Subsequent Event [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Common Share issued	600,000										19,398,144
Securities Purchase Agreement With Labrys Fund [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Common Share issued																	1,300,000
Shares of common stock																	21,666,666
Convertible Promissory Note With Accredited Investor [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Note payable - convertible												$ 50,000
Interest rate								10.00%
Conversion price					$ 0.80							$ 0.132
Accrued interest												$ 1,908
Par value of share					$ 0.001
Proceeds from convertible debt								$ 50,000
Proceeds from Issuance of Warrants					$ 50,000
Debt discount contingent beneficial conversion feature					$ 50,000
Debt Conversion, Converted Instrument, Shares Issued												393,246
Debt Conversion, Converted Instrument, Warrants or Options Issued												126,263
Exercise price of warrants												$ 0.396
Convertible Promissory Notes [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Interest rate							12.00%
Conversion price							$ 0.092
Proceeds from convertible debt							$ 100,000
Debt discount contingent beneficial conversion feature							$ 100,000
Exercise price of warrants							$ 0.312
Trading price of warrants							$ 0.69
Convertible Promissory Notes [Member] | Noteholders [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Accrued interest												$ 1,618	$ 1,181	$ 1,181
Proceeds from convertible debt												$ 25,000	$ 50,000
Debt Conversion, Converted Instrument, Shares Issued												280,532	556,313
Debt Conversion, Converted Instrument, Warrants or Options Issued												280,532	556,313
Exercise price of warrants												$ 0.312	$ 0.312	$ 0.312
Convertible Promissory Note With Accredited Investor One [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Interest rate							12.00%								12.00%	12.00%
Conversion price							$ 0.132								$ 0.108	$ 0.11
Accrued interest												$ 1,615	$ 552	$ 552
Par value of share							$ 0.001
Proceeds from convertible debt							$ 50,000					$ 50,000			$ 50,000	$ 60,000
Debt discount contingent beneficial conversion feature							$ 50,000								$ 50,000	$ 60,000
Debt Conversion, Converted Instrument, Shares Issued												391,023		545,455
Debt Conversion, Converted Instrument, Warrants or Options Issued												391,023		545,455
Exercise price of warrants												$ 0.396	$ 0.33	$ 0.33	$ 0.324	$ 0.33
Trading price of warrants															$ 0.81	$ 0.825
Convertible Promissory Note With Accredited Investor One Two [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Accrued interest													$ 427	$ 427
Proceeds from convertible debt														$ 50,000
Debt Conversion, Converted Instrument, Shares Issued														462,963
Debt Conversion, Converted Instrument, Warrants or Options Issued														462,963
Exercise price of warrants													$ 0.324	$ 0.324
Convertible Promissory Note With Accredited Investor Four [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Interest rate						12.00%
Conversion price						$ 0.096
Accrued interest		$ 5,986
Proceeds from convertible debt						$ 100,000
Debt discount contingent beneficial conversion feature						$ 100,000
Debt Conversion, Converted Instrument, Shares Issued		520,834
Debt Conversion, Converted Instrument, Warrants or Options Issued		520,834
Exercise price of warrants		$ 0.288				$ 0.288
Trading price of warrants						$ 0.72
Amount of debt conversion		$ 100,000
Unsecured Convertible Promissory Note With Accredited Investor [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Interest rate			18.00%	18.00%
Conversion price			$ 0.01	$ 0.01
Par value of share			0.001	$ 0.001
Debt maturity				Feb. 03, 2021
Proceeds from convertible debt				$ 500,000
Amount of debt conversion				$ 10,000
Unsecured Convertible Promissory Note With Accredited Investor [Member] | Subsequent Event [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Principal amount																									$ 10,000
Accrued interest																									$ 1,007
Restricted Stock [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Common Share issued										274,575
Unsecured Debt [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Unsecured promissory note																		$ 300,000
Interest rate																		7.00%
Conversion price			$ 0.175	$ 0.175														$ 0.35
Debt term																		190 days
Common Share issued			2,061,143
Principal amount			$ 258,524	$ 258,524
Accrued interest			102,176	$ 102,176
Loss on extinguishment of debt			$ 121,607
Convertible Promissory Note [Member] | Securities Purchase Agreement With Labrys Fund [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Interest rate									15.00%
Common Share issued									1,300,000
Principal amount									$ 338,000
Accrued interest									$ 24,389
Debt description									If the note is not repaid prior to the maturity date, the per share conversion price into which the principal amount and interest under the note may be converted is equal to the lesser of (i) 60% multiplied by the lowest trade price of the common stock during the 25 consecutive trading days ending on the latest complete trading day prior to the date of issuance of the note, and (ii) 60% multiplied by the lowest market price of the common stock during the 25 trading day period ending on the latest complete trading day prior to the conversion date.
Net proceeds from note									$ 300,000
Original issue discount									33,800
Legal counsel fees									$ 4,200
Par value of share									$ 0.10
Repayment of notes payable									$ 262,389
Debt maturity									Apr. 16, 2020
Convertible Notes Payable [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Accrued interest																			$ 0		0		760
Interest expense																			$ 0	$ 118,443	$ 161	$ 158,250	$ 64,093	$ 51,015